Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash Flows from Operating Activities:
Net income/(loss)	$ 58,020	$ (198,028)	$ (288,593)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	449,792	357,372	335,458
Amortization, write off of deferred financing fees	53,063	48,980	20,548
Amortization of convertible senior notes debt discount	45,261	43,769	38,855
Amortization of fair value of acquired time charters and drilling contracts	7,443	10,759	20,527
Amortization of cash flow hedge reserve	0	0	22,904
Vessel impairment charge	38,148	43,490	0
Loss on sale of assets, net	0	0	1,179
Loss on contract cancellation	1,307	0	0
Gain on sale of notes	0	0	(709)
Forfeiture of advances for vessel acquisitions	13,933	0	19,939
Amortization of stock based compensation	11,093	11,424	13,299
Change in fair value of derivatives	(29,304)	(88,859)	(54,506)
Security deposits for derivatives	0	0	24,550
Amortization of free lubricants benefit	0	(12)	(14)
Changes in operating assets and liabilities:
Trade accounts receivable	(82,667)	(147,936)	(33,469)
Due from related parties	12,089	1,663	(14,540)
Other current and non-current assets	38,219	(33,164)	(58,277)
Accounts payable and other current and non-current liabilities	(25,489)	9,705	41,098
Accrued liabilities	(41,436)	55,509	57,277
Due to related parties	819	(4,139)	(2,768)
Deferred revenue	(75,183)	135,447	94,771
Net Cash Provided by Operating Activities	475,108	245,980	237,529
Cash Flows from Investing Activities:
Short term investment	368	(442)	0
Sale of notes	0	0	18,709
Advances for vessel acquisitions and drillships under construction	(296,306)	(235,346)	(276,956)
Vessel acquisitions and improvements	(54,660)	(181,176)	(177,724)
Drilling rigs, drillships equipment and other improvements	(455,595)	(1,051,704)	(97,868)
Proceeds from sale of vessels and contract cancellation	0	0	116,834
Decrease in restricted cash	51,476	234,338	27,058
Net Cash Used in Investing Activities	(754,717)	(1,234,330)	(389,947)
Cash Flows from Financing Activities:
Proceeds from long-term credit facilities, term loans and senior notes	2,617,100	2,982,576	966,103
Principal payments and repayments of long-term debt and senior notes	(2,008,826)	(1,803,366)	(867,932)
Payments of convertible notes	700,000	0	0
Net proceeds from common stock issuance	421,911	23,438	0
Net proceeds from sale in ownerships of subsidiary	0	122,960	180,485
Dividends paid	(30,563)	0	0
Payment of financing costs, net	(48,913)	(84,066)	(35,431)
Net Cash Provided by Financing Activities	250,709	1,241,542	243,225
Net increase/ (decrease) in cash and cash equivalents	(28,900)	253,192	90,807
Cash and cash equivalents at beginning of year	595,142	341,950	251,143
Cash and cash equivalents at end of year	566,242	595,142	341,950
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest, net of amount capitalized	267,554	171,649	118,606
Income taxes	60,374	50,392	45,450
Non cash financing and investing activities:
Issuance of non-vested shares	$ 12	$ 10	$ 0